Financial Instruments and Fair Value Disclosures - Fair value of assets and liabilities (Details) - Senior unsecured bond maturing in June 2026 $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 125,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 121,875